CASH AND CASH EQUIVALENTS (Tables)	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
Schedule of cash and cash equivalents

As of December 31,
2022
Cash and cash equivalents	7,181
Total	7,181